Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) m²	Dec. 31, 2018 USD ($) m²	Dec. 31, 2017 USD ($)
Intangible Assets, Net (Details) [Line Items]
Land use right (in Square Meters) | m²		306,000
Amortization expense	$ 172,216	$ 153,286	$ 149,590
Short-term Debt [Member]
Intangible Assets, Net (Details) [Line Items]
Land use right (in Square Meters) | m²	26,695
Land, amount carrying value	$ 400,000	400,000
Long-term Debt [Member]
Intangible Assets, Net (Details) [Line Items]
Land, amount carrying value	4,400,000	$ 4,900,000
Jiangsu Bank [Member]
Intangible Assets, Net (Details) [Line Items]
Subsequent borrowing	700,000
REIT Xinyi [Member]
Intangible Assets, Net (Details) [Line Items]
Land use rights carrying value	1,700,000
RMB [Member] | REIT Xinyi [Member]
Intangible Assets, Net (Details) [Line Items]
Land use rights carrying value	$ 12,000,000